Lease - Lease Costs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Lease cost
Operating lease expense	¥ 102,321	¥ 99,349	¥ 109,842
Cash payments on operating leases	99,064	97,694	¥ 108,490
Operating lease right-of-use assets, net	223,652	274,154		$ 35,096
Current portion of lease liabilities	¥ 91,288	¥ 86,472		$ 14,325
Current portion of lease liabilities, extensible list	Other current liabilities	Other current liabilities	Other current liabilities	Other current liabilities
Operating lease liabilities, non-current	¥ 130,956	¥ 194,384		$ 20,550
Total operating lease liabilities	¥ 222,244	¥ 280,856		$ 34,875
Weighted average remaining lease term (years)	2 years 10 months 6 days	3 years 9 months 3 days		2 years 10 months 6 days
Weighted average discount rate	4.38%	4.53%		4.38%
Minimum
Lease cost
Lessee, Operating Lease, Term of Contract	1 year			1 year
Maximum
Lease cost
Lessee, Operating Lease, Term of Contract	10 years			10 years